Raw Materials and Consumables Used	12 Months Ended
Dec. 31, 2020
Analysis Of Income And Expense [Abstract]
Raw Materials and Consumables Used

29.  RAW MATERIALS AND CONSUMABLES USED

The detail of raw materials and consumables used presented in profit or loss for the years ended December 31, 2020, 2019 and 2018, is as follows:

	For the years ended December 31,
	2020	2019	2018
Raw Materials and Consumables Used	ThUS$	ThUS$	ThUS$
Energy purchases	(5,337,887)	(6,096,863)	(5,654,358)
Fuel consumption	(137,850)	(277,117)	(226,843)
Gas	(113,992)	(246,044)	(184,654)
Oil	(3,587)	(13,101)	(37,065)
Coal	(20,271)	(17,972)	(5,124)
Transportation costs	(1,016,486)	(1,110,921)	(944,304)
Costs from construction contracts	(807,671)	(770,356)	(833,313)
Other variable supplies and services	(256,021)	(285,766)	(289,582)
Total Raw Materials and Consumables Used	(7,555,915)	(8,541,023)	(7,948,400)